CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013 item	Dec. 29, 2012
Cost of Environmental Liabilities Associated with Remediation
Balance at beginning of year	$ 32.5	$ 40.6
Charges (reversals), net	4.6	(3.1)
Payments	(7.5)	(5.0)
Balance at end of year	29.6	32.5
Environmental site contingency number of sites	10
Short term environmental liabilities	10
Letters of credit
Guarantor Obligations
Unused borrowing capacity with various financial institutions	89
Guarantee receivable financing
Guarantor Obligations
Guarantee obligations	$ 6